Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income from continuing operations before taxes (CHF)
Income/(loss) from continuing operations before taxes	SFr (703)	SFr 2,929
Current and deferred taxes
Deferred income tax expense	(449)	682
Income tax expense	(293)	1,012
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%	SFr (155)
Swiss statutory rate (as a percent)	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	SFr (72)
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	72
Changes in tax law and rates	4
Other non-deductible expenses	95
of which non-deductible interest expenses	69
of which non-deductible bank levy costs and other non-deductible compensation expenses	17
of which non-deductible provision accruals	9
Lower taxed income	(80)
of which tax benefit related non-taxable life insurance income	(14)
of which exempt income	(1)
Changes in deferred tax valuation allowance	64
of which tax benefit from the release of valuation allowances on deferred tax assets	(4)
Tax deductible impairments of Swiss subsidiary investments	(52)
Change in recognition of outside basis difference	142
Other	(239)
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	22
of which tax (benefit)/charge from the impact of prior year adjustments	32
Income tax expense	(293)	SFr 1,012
Switzerland
Increase/(decrease) in income taxes resulting from:
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix	(65)
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	(165)
UK
Increase/(decrease) in income taxes resulting from:
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	SFr 68